SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2021 CNY (¥)	Mar. 31, 2020	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Cash equivalents	$ 0	$ 0
Value-added tax receivable from customers	0	0	$ 97,287
Accounts receivable, except for the principle of factoring as percentage collected					0.07%
Payment of income tax | ¥				¥ 100,000
Interest and penalties	0	0	0
Research and development expenses	$ (0)	$ (0)	$ (0)
Antidilutive securities excluded from computation of earnings per share, amount | shares	0	0	0
Net loss	$ 2,145,530	$ 9,075,353	$ 61,995,758
Retained earnings	(36,683,506)	(34,537,976)	25,379,698			$ 36,653,460
Cash and cash equivalents	221,312	3,274,287	13,567
Net cash used in operating activities	4,854,519	3,818,665	1,071,379
Proceeds from Issuance of Private Placement	$ 3,599,502	4,278,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of statutory surplus reserve after tax net income	10.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Percentage of statutory surplus reserve after tax net income	50.00%
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Percentage of residual value	5.00%			5.00%
Furniture [Member]
Property, Plant and Equipment [Line Items]
Percentage of residual value	5.00%			5.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Percentage of residual value	0.00%			0.00%
Third Parties [Member]
Property, Plant and Equipment [Line Items]
Allowance for loans to third party	$ 0	$ 41,782,173	$ 39,402,683			$ 7,119,594